Note 10 - Reinsurance	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Reinsurance [Text Block]

NOTE 10 - Reinsurance

The Company ceded 100% of the risks associated with its credit life and accident insurance written during 2014 and 2013 through coinsurance agreements with various companies. The Company administers the ceded credit life and accident insurance for an agreed-upon fee. During 2014 and 2013, the Company received $242,327 and $272,264, respectively, of fee income associated with these reinsurance arrangements, which is recognized in the administrative and financial services segment in the preceding table in Note 9. Ceded benefit and claim reserves associated with these reinsurance arrangements at December 31, 2014 and 2013 were $8,789,529 and $9,243,869, respectively. Additionally, unearned premium reserves were reduced by $7,810,299 and $8,186,589 at December 31, 2014 and 2013, respectively, for credit-related reinsurance transactions. The Company utilizes yearly renewable term reinsurance to cede life insurance coverage in excess of its retention limit.

Investors Heritage Life cedes 85% of life and annuity policy obligations assumed from Franklin American Life Insurance Company to Scottish Re (US) (formerly ceded to Scottish Annuity and Life Insurance Company (Cayman) Ltd. prior to novation between the companies in 2014). Benefit reserves ceded to Scottish and included in the amounts recoverable from reinsurers approximated $19,806,000 and $21,092,000 at December 31, 2014 and 2013, respectively. An escrow account has been established by Scottish to secure Investors Heritage Life's ceded benefit obligations.

Investors Heritage Life coinsures policy obligations written through its relationship with Puritan Financial Group to Puritan Life Insurance Company of America (“Puritan”). Benefit reserves ceded to Puritan and included in the amounts recoverable from reinsurers approximated $16,931,000 and $14,281,000 at December 31, 2014 and 2013, respectively. Puritan maintains a trust account in Kentucky to secure Investors Heritage Life's ceded benefit obligations.

During 2013, Investors Heritage Life began assuming 75% of the risks on certain policies sold by Puritan and Sterling Investors Life Insurance Company. The products being assumed are identical to the Heritage Solution and Heritage Provider products currently being written by Investors Heritage Life. However, these reinsurance arrangements allow us to participate in the profitability of these products in certain states where we are not currently marketing. Premiums assumed under these agreements totaled approximately $3,310,000 and $10,033,000 for the years ended December 31, 2014 and 2013, respectively.

Reinsurance ceded and assumed amounts included in the consolidated statements of income are as follows:

	2014	2013

Premiums ceded	$13,687,074	$14,105,855
Premiums assumed	3,346,657	10,044,766
Commission and expense allowances	3,443,836	3,238,144
Benefit recoveries	7,703,390	8,157,180

The Company remains contingently liable on all ceded insurance should any reinsurer be unable to meet their obligations.